Other Current Assets, Net	12 Months Ended
Dec. 31, 2025
Other Current Assets, Net [Abstract]
OTHER CURRENT ASSETS, NET
8.	OTHER CURRENT ASSETS, NET

Other current assets consisted of the following:

	As of December 31,
	2025	2024

Other receivables due from third parties (1)	4,781	6,214
Deposits due from third parties (2)	5,762	5,506
Others	62	90
Other current assets, gross	10,605	11,810
Less: Allowance for credit losses(3)	(1,247)	(100)
Other current assets, net	9,358	11,710

(1)

As of December 31, 2025, other receivables due from third parties primarily comprised: (i) Bitcoins transferred to a third party in pursuit of a premium sale opportunity; (ii) receivables arising from payments made on behalf of others; and (iii) borrowings extended to certain third parties. These balances were unsecured and were expected to be settled in the near term.

Among the balance of other receivables due from third parties as of December 31, 2024, $4.1 million was secured by collateral digital assets which was recorded in “Obligation to Return Collateral Digital Assets” and was fully settled prior to the end of 2025.

(2)	The balance of deposits due from third parties primarily represented the deposits paid to the owner or operator of mining facilities and to the power suppliers, which will be received upon termination of the service agreements.

The following table presents the activity in allowance for credit losses for the years ended December 31,2025 and 2024:

	As of December 31,
	2025	2024

Allowance for credit losses:
Opening balance	100	9,926
Recoveries collected (4)	-	(7,270)
Charged off (4)	(100)	(2,556)
Credit loss expense(3)	1,247	-
Total ending allowance balance	1,247	100

(3)	The credit loss expense recognized in 2025 is primarily for a potentially uncollectable deposit paid to the operator of a mining facility.

(4)	In November 2022, FTX cryptocurrency exchange filed for Chapter 11 bankruptcy. The Company had $2.09 million cash and 480 Bitcoin worth $7.74 million (measured at the carrying value of Bitcoin as of December 31, 2022) in its FTX account. Due to the uncertain outcome of the bankruptcy, the Company reclassified the funds as custodian assets held by FTX and recorded a full impairment charge on those balances during 2022.

In November 2024, the Company entered into a settlement agreement with a third party to sell its receivables rights from FTX for a total consideration of $7.27 million. As part of this transaction, the Company recognized a write-off of $2.56 million charged against the allowance for credit losses, reflecting its assessment of the un-collectability of these receivables.